Effect of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2024
Effect Of Fluctuations In Foreign Currency Exchange Rates
Schedule of reserves for foreign currency exchange differences
As of December 31, 2024, and 2023, are detailed as follows:

Details	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	—	(9)	(9)
Proinsa Ltda.	—	(10)	(10)
Comercial Agrorama Ltda.	192	188	175
Isapre Norte Grande Ltda.	(239)	(147)	(130)
Almacenes y Depósitos Ltda.	—	662	568
Sacal S.A.	—	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	—	(41)	(38)
Agrorama S.A.	814	730	666
SQM Vitas Fzco	(1,714)	(1,164)	(3,614)
Ajay Europe	(2,152)	(1,529)	(1,911)
SQM Oceanía Pty Ltd.	(579)	(579)	(579)
SQM Indonesia S.A.	(124)	(124)	(124)
Azure Minerals	(33,080)	—	—
SQM Holland B.V.	—	99	99
SQM Thailand Limited	—	(68)	(68)
SQM Europe	—	(1,983)	(1,983)
SQM Australia Pty Ltd.	(1,265)	(1,643)	(1,642)
Pavoni & C. Spa	—	(224)	(363)
Pirra Lithium Pty Ltd.	(135)	—	—
Sichuan Dixin New Energy Co. Ltd	(714)	—	—
SQM Colombia S.A.S.	—	(80)	(80)
Others	(32)	—	—
Total	(38,024)	(4,921)	(8,042)